PREPAYMENTS, DEPOSITS AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Mar. 31, 2026
Prepayments Deposits And Other Receivables Net
SCHEDULE OF PREPAYMENT DEPOSIT AND OTHER RECEIVABLE

Prepayments, deposits and other receivables, net consisted of the following:

	As of March 31,
	2026	2025

Prepayments	$627,595	$122,657
Utilities deposits paid	2,793	3,201
Rental deposit paid – current	638	90,369
Moulding deposit paid	-	4,094
Other receivables	-	1,372
Sub-total – third parties	631,026	221,693
Less: allowance for expected credit loss	(13)	-
Total – third parties, net	$631,013	$221,693

	As of March 31,
	2026	2025

Prepayments – related parties	$95,663	$-
Rental deposit paid – current- related parties	15,306	15,424
Sub-total – related parties	110,969	15,424
Less: allowance for expected credit loss	(272)	-
Total – related parties, net	$110,697	$15,424

	As of March 31,
	2026	2025

Prepayments, deposits and other receivables	$741,995	$221,693
Less: allowance for expected credit loss	(285)	-
Prepayments, deposits and other receivables, net	$741,710	$221,693

SCHEDULE OF MOVEMENT OF ALLOWANCES FOR CURRENT EXPECTED CREDIT LOSSES

The movement of allowances for current expected credit losses is as follows:

	As of March 31,
	2026	2025

Balance at beginning of the year	$-	$-
Provision for the year	285	-
Exchange adjustment	-	-
Total	$285	$-